CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Equity Attributable to X Financial USD ($)	Equity Attributable to X Financial CNY (¥)	Common share USD ($) shares	Common share CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Retained Earnings (Accumulated Deficits) USD ($)	Retained Earnings (Accumulated Deficits) CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Non-controlling Interest USD ($)	Non-controlling Interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2016		¥ 372,507,339		¥ 145,624		¥ 897,720,155		¥ (583,272,036)		¥ 57,913,596		¥ 3,993,391		¥ 376,500,730
Balance (in shares) at Dec. 31, 2016 | shares			238,095,238	238,095,238
Issuance of new shares (Note 1)		1,000,000,000		¥ 27,820		999,972,180								1,000,000,000
Issuance of new shares (in shares) (Note 1) | shares			41,992,104	41,992,104
Sharebased compensation (Note 13)		74,009,575				74,009,575								74,009,575
Net income (loss)		340,275,002						340,275,002				(780,350)		339,494,652
Foreign currency translation adjustments		(24,463,956)								(24,463,956)				(24,463,956)
Balance at Dec. 31, 2017		1,762,327,960		¥ 173,444		1,971,701,910		(242,997,034)		33,449,640		3,213,041		1,765,541,001
Balance (in shares) at Dec. 31, 2017 | shares			280,087,342	280,087,342
Issuance of new shares (Note 1)		681,989,413		¥ 16,142		681,973,271								681,989,413
Issuance of new shares (in shares) (Note 1) | shares			23,526,956	23,526,956
Sharebased compensation (Note 13)		171,836,485				171,836,485								171,836,485
Net income (loss)		883,111,893						883,111,893				(55,057)		883,056,836
Foreign currency translation adjustments		19,045,117								19,045,117				19,045,117
Acquisition in additional interest of subsidiary		(1,288,635)				(1,288,635)						(2,111,365)		(3,400,000)
Balance at Dec. 31, 2018	$ 505,188,633	3,517,022,233	$ 27,232	¥ 189,586	$ 405,674,255	2,824,223,031	$ 91,946,746	640,114,859	$ 7,540,400	52,494,757	$ 150,337	1,046,619	$ 505,338,970	¥ 3,518,068,852
Balance (in shares) at Dec. 31, 2018 | shares			303,614,298	303,614,298									303,614,298	303,614,298
Retained Earnings (Accumulated Deficit)														¥ 640,114,859
Stockholders' Equity Attributable to Parent														3,517,022,233
Issuance of new shares (Note 1)		6,035,665		¥ 11,654		6,024,011								¥ 6,035,665
Issuance of new shares (in shares) (Note 1) | shares			17,053,645	17,053,645
Exercise of share option | $	866,969		$ 1,674		865,295								$ 866,969
Exercise of share option (in shares) | shares			17,053,645	17,053,645									14,007,474	14,007,474
Sharebased compensation (Note 13)	22,568,315	157,116,095			22,568,315	157,116,095							$ 22,568,315	¥ 157,116,095
Issuance of RSU | $	111,217,807						111,217,807				28,709		111,246,516
Net income (loss)		774,276,129						774,276,129				199,863	111,246,516	774,475,992
Foreign currency translation adjustments		14,606,045								14,606,045			2,098,027	14,606,045
Distribution of dividend	(14,823,319)	(103,196,981)					(14,823,319)	(103,196,981)					(14,823,319)	(103,196,981)
Acquisition in additional interest of subsidiary | $	2,098,027								2,098,027				2,098,027
Balance at Dec. 31, 2019	$ 627,116,432	¥ 4,365,859,186	$ 28,906	¥ 201,240	$ 429,107,865	¥ 2,987,363,137	$ 188,341,234	¥ 1,311,194,007	$ 9,638,427	¥ 67,100,802	$ 179,046	¥ 1,246,482	$ 627,295,478	¥ 4,367,105,668
Balance (in shares) at Dec. 31, 2019 | shares			320,667,943	320,667,943									320,667,943	320,667,943
Retained Earnings (Accumulated Deficit)													$ 188,341,234	¥ 1,311,194,007
Stockholders' Equity Attributable to Parent													$ 627,116,432	¥ 4,365,859,186